DEFERRED REVENUE	9 Months Ended
Sep. 30, 2011
DEFERRED REVENUE [Abstract]
DEFERRED REVENUE
NOTE 7 - DEFERRED REVENUE

The Company has received $331,351 and $1,193,765, at September 30, 2011 and December 31, 2010, respectively, in cash for orders it intends to ship in the following twelve months.  Per the Company's revenue recognition policy (see Note 1), generally the revenue will be recognized when goods have been shipped to the customer.  Beginning in December 2010, the Company ceased the requirement of an advance payment on customer orders.